Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (108,652)	$ (14,983)	¥ (233,426)	¥ (316,037)
Adjustments to reconcile net loss to net cash provided by operating activities:
Fair value changes of short-term investments	(40)	(6)	(3)	(629)
Provision/(Reversal) of allowance for expected credit losses	(46)	(6)	(239)	442
Depreciation of property and equipment	3,714	512	4,016	1,397
Amortization of intangible assets			6,579	6,025
Loss on disposal of property, equipment and intangible assets			124
Realized gains from short-term investments	(9,195)	(1,268)	(4,891)	(1,771)
Share-based compensation	191,632	26,428	291,429	101,830
Deferred income tax	(2,084)	(287)	(1,446)	(1,266)
Changes in operating assets and liabilities:
Accounts receivable	(10,268)	(1,416)	55,351	(98,885)
Amounts due from related parties	(6,108)	(842)	(23,202)
Prepayments and other current assets	(21,121)	(2,913)	(4,480)	(96,774)
Operating lease right-of-use assets	(60,092)	(8,287)	(14,573)	(8,924)
Accounts payables	16,916	2,333	2,633	62,137
Accrued expenses and other current liabilities	62,370	8,601	61,046	54,525
Income tax payable	1,496	206	5,035	2,303
Contract liabilities	123,622	17,048	99,511	253,573
Advance from customers	(6,692)	(923)	17,888	118,992
Operating lease liabilities, current portion	24,761	3,415	9,203	6,647
Operating lease liabilities, non-current portion	46,274	6,381	4,624	1,942
Other non-current assets	(10,866)	(1,500)	(2,543)	(6,102)
Net cash provided by operating activities	235,621	32,493	272,636	79,425
Cash flows from investing activities:
Purchase of short-term investments	(2,891,452)	(398,749)	(976,700)	(434,600)
Proceeds from short-term investments	2,863,828	394,940	873,700	405,600
Purchase of property and equipment	(5,756)	(794)	(4,560)	(5,822)
Purchase of intangible assets				(29,804)
Investment income from wealth management products	9,195	1,268	4,891	1,771
Disposal of subsidiaries	2,000	276	14,126
Loan provided to related parties	(2,243)	(309)	(129,427)	(2,448)
Loan repaid by related parties	24,629	3,396	109,389	2,950
Net cash used in investing activities	201	28	(108,581)	(62,353)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of RMB15,917 issuance costs paid)	235,462	32,472
Proceeds from issuance of ordinary shares upon exercise of underwriters’ over-allotment option	9,984	1,377
Proceeds from noncontrolling interests	2,250	310
(Distribution to) / Contribution from Predecessors			94,978	(37,041)
Proceeds from loans from Predecessors			122,833	52,711
Repayment of loans to Predecessors			(146,182)	(36,763)
Net cash (used in)/provided by financing activities	247,696	34,159	71,629	(21,093)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	14,336	1,977	5,642
Net (decrease)/increase in cash, cash equivalents and restricted cash	497,854	68,657	241,326	(4,021)
Cash, cash equivalents and restricted cash at beginning of the year	266,427	36,742	25,101	29,122
Cash, cash equivalents and restricted cash at end of the year	764,281	105,399	266,427	25,101
Supplemental disclosure of cash flow information
Cash paid for income tax	(22,273)	(3,072)	(14,761)
Non-cash investing and financing activities
Consideration receivable as a result of disposal of subsidiaries			2,000
Changes in payables for purchase of property and equipment	198	27
Accretion of the Company’s preferred shares	(22,379)	(3,086)	(2,987)
Including:
Cash and cash equivalents at beginning of the year	266,427	36,742	25,101	29,095
Restricted cash at beginning of the year				27
Including:
Cash and cash equivalents at end of the year	764,281	105,399	266,427	25,101
Restricted cash at end of the year